Balance Sheet Detail (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Balance Sheet Detail [Abstract]
Service cost	$ 6,380,000
Accumulated depreciation	6,227,000
Net book value	153,000
Net book value loss	$ 153,000